CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 6,477,636	$ 1,016,482	¥ 4,806,023
Restricted cash	58,200	9,133	110,000
Short-term investments, net			250,000
Accounts receivable, net	38,605	6,058	17,381
Receivables from online payment platforms	171,562	26,922	25,728
Inventories	593,340	93,108	275,568
Prepaid expenses and other current assets, net	1,044,007	163,828	935,497
Total current assets	8,383,350	1,315,531	6,420,197
Non-current assets:
Property and equipment, net	1,805,101	283,260	2,070,458
Restricted cash	19,438	3,050	23,022
Other non-current assets, net	163,926	25,724	170,002
Deferred tax assets, net	702,941	110,307	638,720
Operating lease right-of-use assets	1,237,734	194,227
Total non-current assets	3,929,140	616,568	2,902,202
Total assets	12,312,490	1,932,099	9,322,399
Current liabilities:
Accounts payable	293,700	46,088	209,695
Accrued expenses and other current liabilities	1,322,006	207,452	703,117
Deferred revenues	96,212	15,098	88,174
Convertible senior notes	2,931,396	460,000
Payable for equity litigants settlement	1,350,257	211,885
Operating lease liabilities	598,062	93,850
Total current liabilities	6,591,633	1,034,373	1,000,986
Non-current liabilities:
Other non-current liabilities			197,091
Convertible senior notes			3,001,500
Payable for SEC settlement			1,174,500
Payable for equity litigants settlement			1,223,438
Operating lease liabilities	575,060	90,239
Total non-current liabilities	575,060	90,239	5,596,529
Total liabilities	7,166,693	1,124,612	6,597,515
Commitments and contingencies
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; nil and 307,692,307 shares authorized as of December 31, 2020 and 2021, respectively; nil and 295,384,615 issued and outstanding as of December 31, 2020 and 2021, respectively)	1,514,660	237,683
Shareholders' equity:
Additional paid-in capital	15,037,992	2,359,789	14,744,569
Statutory reserves	2,617	411	603
Accumulated deficits	(11,768,626)	(1,846,754)	(12,452,882)
Accumulated other comprehensive income	359,131	56,355	364,054
Total Company's ordinary shareholders' equity	3,631,137	569,804	2,656,366
Non-controlling interests			68,518
Total shareholders' equity	3,631,137	569,804	2,724,884
Total liabilities, mezzanine equity and shareholders' equity	12,312,490	1,932,099	9,322,399
Class A ordinary shares
Shareholders' equity:
Ordinary shares	21	3	20
Class B ordinary shares
Shareholders' equity:
Ordinary shares	2		¥ 2
Convertible senior preferred shares
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; nil and 307,692,307 shares authorized as of December 31, 2020 and 2021, respectively; nil and 295,384,615 issued and outstanding as of December 31, 2020 and 2021, respectively)	¥ 1,514,660	$ 237,683